Inx Token Liability (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Inx Token Warrant Liability Composition Explanatory [Abstract]
Schedule of the number of INX Tokens that the Company has distributed
	December 31,
	2021	2020
Founding shareholders:
Triple-V	9,435,939	9,435,939
A-Labs	4,550,000	4,550,000

	13,985,939	13,985,939

Private Placement	10,386,148	1,481,481
Investors - see Note 12	1,837,999	1,068,000
Issued in the Offering	93,409,410	10,256,128
Holders of convertible loans	2,690,623	2,690,623
Employees and service providers	9,944,263	1,215,000

Total	132,254,382	30,697,171

INX Token liability	$282,642	$24,106

Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates
	Discount rate	Number of INX tokens	Total fair value
Not subject to lock-up	0%	99,576,830	219,069,026
Subject to lock-up through April 2022	7.96%	13,148,864	26,774,948
Subject to lock-up through April 2023	20.74%	19,528,688	36,797,907
Total		132,254,382	282,641,881